SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATE (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Period-end INR [Member]
Offsetting Assets [Line Items]
Foreign currency translation exchange rate	0.01349		0.01349		0.01349	0.01329
Period-end GBP [Member]
Offsetting Assets [Line Items]
Foreign currency translation exchange rate	1.34915		1.34915		1.38510	1.23244
Average Period INR [Member]
Offsetting Assets [Line Items]
Average foreign currency translation exchange rate	0.01349	0.01362	0.01349	0.01351	0.01353	0.01386
Average Period GBP [Member]
Offsetting Assets [Line Items]
Average foreign currency translation exchange rate	1.34876	1.32094	1.36066	1.29006	1.32459	1.23680